TRADE ACCOUNTS RECEIVABLE - Changes in losses for impairment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Estimated impairment losses for accounts receivable roll forward
Business combination - Garliava	R$ (4,537)
Trade accounts receivable
Estimated impairment losses for accounts receivable roll forward
Beginning balance of provision for credit losses in the financial assets account.	2,437,845	R$ 2,396,382
Supplement to estimated losses, net of resersal	1,523,263	1,362,678
Write-off of provision for credit losses on financial investors	1,750,394	1,321,215
Ending balance of provision for credit losses in the financial assets account.	R$ 2,215,251	R$ 2,437,845